Acquisition of Natural Plant Extract of California, Inc. (Details 1) - Pro Forma [Member] - USD ($)	3 Months Ended		9 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020
Revenue	$ 1,041,495	$ 515,808	$ 1,920,357	$ 888,297
Operating loss	(1,777,302)	(1,303,011)	(2,122,931)	(2,266,320)
Net loss attributable to common shareholders of Cannabis Global	$ (3,997,263)	$ (2,807,892)	$ (6,781,353)	$ (4,319,901)
Net loss per common share	$ (0.06)	$ (0.11)	$ (0.12)	$ (0.17)